SEGMENTS AND GEOGRAPHIC REGIONS EBIT Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Income from continuing operations, net of tax	$ 491	$ 714	$ 810	$ 925	$ (3,218)	$ 505	$ 812	$ 614	$ 2,940	$ (1,287)	$ 1,478
Provision (credit) for income taxes on continuing operations									809	1,524	(218)
Income from continuing operations before income taxes									3,749	237	1,260
Interest income									82	66	75
Interest expense and amortization of debt discount									1,063	914	827
Pro Forma Adjustments									180	1,120
Other Nonrecurring (Income) Expense									(1,326)	(3,372)	(2,492)
Pro Forma Operating EBIT									$ 6,236	$ 5,577
Operating EBIT											$ 4,504